THE SARATOGA ADVANTAGE TRUST

Mid Capitalization Portfolio	(Ticker: SPMAX)
Health & Biotechnology Portfolio	(Ticker: SHPAX)
Technology & Communications Portfolio	(Ticker: STPAX)

Supplement dated January 18, 2019 to the Class A Shares Prospectus

Dated December 31, 2018 of the Saratoga Advantage Trust (the “Prospectus”)

All references in the Prospectus to Scott J. Weber and Mark W. Oelschlager are hereby deleted.

Reference is made to the section entitled “PORTFOLIO SUMMARY: MID CAPITALIZATION PORTFOLIO” beginning on page 52 of the Prospectus. All references to Scott J. Weber under the sub-heading “Adviser” on page 55 are deleted.

Reference is made to the section entitled “PORTFOLIO SUMMARY: HEALTH & BIOTECHNOLOGY PORTFOLIO” beginning on page 64 of the Prospectus. The second, third and fourth sentences under the sub-heading “Adviser” located on page 67 are deleted in their entirety and replaced with the following:

Robert D. Stimpson, CFA, Portfolio Manager, is responsible for the day-to-day management of the Portfolio. Mr. Stimpson is Co-Chief Investment Officer and a Portfolio manager at Oak Associates, which he joined in 2001. Mr. Stimpson has served the Portfolio as Portfolio Manager since January 2019.

Reference is made to the section entitled “PORTFOLIO SUMMARY: TECHNOLOGY & COMMUNICATIONS PORTFOLIO” beginning on page 69 of the Prospectus. The third, fourth, fifth and sixth sentences under the sub-heading “Adviser” located on page 73 are deleted in their entirety and replaced with the following:

Robert D. Stimpson, CFA, is responsible for the day-to-day management of the Portfolio. He has served as a portfolio manager to the Portfolio since August 2011. Mr. Stimpson is Co-Chief Investment Officer and a Portfolio manager at Oak Associates, which he joined in 2001.

This Supplement updates and supersedes any contrary information contained in the Prospectus.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST

Mid Capitalization Portfolio	(Ticker: SPMCX)
Health & Biotechnology Portfolio	(Ticker: SHPCX)
Technology & Communications Portfolio	(Ticker: STPCX)

Supplement dated January 18, 2019 to the Class C Shares Prospectus

Dated December 31, 2018 of the Saratoga Advantage Trust (the “Prospectus”)

All references in the Prospectus to Scott J. Weber and Mark W. Oelschlager are hereby deleted.

Reference is made to the section entitled “PORTFOLIO SUMMARY: MID CAPITALIZATION PORTFOLIO” beginning on page 52 of the Prospectus. All references to Scott J. Weber under the sub-heading “Adviser” beginning on page 55 are deleted.

Reference is made to the section entitled “PORTFOLIO SUMMARY: HEALTH & BIOTECHNOLOGY PORTFOLIO” beginning on page 65 of the Prospectus. The second, third and fourth sentences under the sub-heading “Adviser” located on page 69 are deleted in their entirety and replaced with the following:

Robert D. Stimpson, CFA, Portfolio Manager, is responsible for the day-to-day management of the Portfolio. Mr. Stimpson is Co-Chief Investment Officer and a Portfolio manager at Oak Associates, which he joined in 2001. Mr. Stimpson has served the Portfolio as Portfolio Manager since January 2019.

Reference is made to the section entitled “PORTFOLIO SUMMARY: TECHNOLOGY & COMMUNICATIONS PORTFOLIO” beginning on page 70 of the Prospectus. The third, fourth, fifth and sixth sentences under the sub-heading “Adviser” located on page 74 are deleted in their entirety and replaced with the following:

Robert D. Stimpson, CFA, is responsible for the day-to-day management of the Portfolio. He has served as a portfolio manager to the Portfolio since August 2011. Mr. Stimpson is Co-Chief Investment Officer and a Portfolio manager at Oak Associates, which he joined in 2001.

This Supplement updates and supersedes any contrary information contained in the Prospectus.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST

Mid Capitalization Portfolio	(Ticker: SMIPX)
Health & Biotechnology Portfolio	(Ticker: SBHIX)
Technology & Communications Portfolio	(Ticker: STPIX)

Supplement dated January 18, 2019 to the Class I Shares Prospectus

Dated December 31, 2018 of the Saratoga Advantage Trust (the “Prospectus”)

All references in the Prospectus to Scott J. Weber and Mark W. Oelschlager are hereby deleted.

Reference is made to the section entitled “PORTFOLIO SUMMARY: MID CAPITALIZATION PORTFOLIO” beginning on page 51 of the Prospectus. All references to Scott J. Weber under the sub-heading “Adviser” on page 54 are deleted.

Reference is made to the section entitled “PORTFOLIO SUMMARY: HEALTH & BIOTECHNOLOGY PORTFOLIO” beginning on page 63 of the Prospectus. The second, third and fourth sentences under the sub-heading “Adviser” located on page 66 are deleted in their entirety and replaced with the following:

Robert D. Stimpson, CFA, Portfolio Manager, is responsible for the day-to-day management of the Portfolio. Mr. Stimpson is Co-Chief Investment Officer and a Portfolio manager at Oak Associates, which he joined in 2001. Mr. Stimpson has served the Portfolio as Portfolio Manager since January 2019.

Reference is made to the section entitled “PORTFOLIO SUMMARY: TECHNOLOGY & COMMUNICATIONS PORTFOLIO” beginning on page 68 of the Prospectus. The third, fourth, fifth and sixth sentences under the sub-heading “Adviser” located on page 71 are deleted in their entirety and replaced with the following:

Robert D. Stimpson, CFA, is responsible for the day-to-day management of the Portfolio. He has served as a portfolio manager to the Portfolio since August 2011. Mr. Stimpson is Co-Chief Investment Officer and a Portfolio manager at Oak Associates, which he joined in 2001.

This Supplement updates and supersedes any contrary information contained in the Prospectus.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated January 18, 2019 to the Statement of Additional Information Dated

December 31, 2018 of the Saratoga Advantage Trust (the “SAI”)

	Class A	Class I	Class C
Mid Capitalization Portfolio	SPMAX	SMIPX	SPMCX
Health & Biotechnology Portfolio	SHPAX	SBHIX	SHPCX
Technology & Communications Portfolio	STPAX	STPIX	STPCX

All references in the SAI to Scott J. Weber and Mark W. Oelschlager are hereby deleted.

Reference is made to the section entitled “PORTFOLIO MANAGERS”, sub-heading “Other Accounts Managed” beginning on page 71 in the SAI. The information in the table pertaining to Scott J. Weber and Mark Oelschlager is deleted in its entirety. The information in the table pertaining to Robert D. Stimpson, CFA is amended to read as follows:

Portfolio Manager	Portfolio(s) Managed	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)	Total Assets Managed ($ millions)
Robert D. Stimpson, CFA Oak Associates, ltd.*	Health & Biotechnology Portfolio Technology & Communications Portfolio	4	$363.2	0	$0	84	$353.2	$716.4

Reference is made to the section entitled “Conflicts of Interest” beginning on page 78 of the SAI. The first two sentences in this section pertaining to Oak Associates, ltd. on page 80 are deleted in their entirety and replaced with the following sentence:

Robert J. Stimpson, Co-Chief Investment Officer at Oak Associates, ltd., is the portfolio manager for the Health & Biotechnology Portfolio and the Technology & Communications Portfolio.

Reference is made to the section entitled “Compensation” beginning on page 83 of the SAI. The first three sentences in this section pertaining to Oak Associates, ltd. on page 84 are deleted in their entirety and replaced with the following sentences:

Robert J. Stimpson, Co-Chief Investment Officer at Oak Associates, ltd., is the portfolio manager for the Health & Biotechnology Portfolio and the Technology & Communications Portfolio. Mr. Stimpson is compensated by Oak Associates, ltd. for his management of the Portfolios.

Reference is made to the table under the sub-heading “Ownership of Securities – August 31, 2018” beginning on page 85 of the SAI. The information pertaining to Robert D. Stimpson is deleted in its entirety and replaced with the following:

Portfolio Manager	Portfolio(s) Managed	Dollar Range of Equity Securities Beneficially Owned
Robert D. Stimpson, CFA*	Health & Biotechnology Portfolio	None
	Technology & Communications Portfolio	None

*As of December 31, 2018.

This Supplement updates and supersedes any contrary information contained in the SAI.

Please retain this supplement for future reference.